Contingent Consideration (Tables)	12 Months Ended
Jun. 30, 2021
Contingent Consideration [Abstract]
Disclosure of the movement in Contingent Consideration [Table Text Block]
The movement in the contingent consideration liability is as follows:

SA Rand
Figures in million	2021
Balance as at 1 October 2020 - initial recognition	544
Remeasurement of contingent consideration[1]	(127)
Balance as at 30 June 2021	417
[1] The remeasurement of the liability relates primarily to a change in the production profile, which is based on Harmony's life-of-mine plan at 30 June 2021.